Property and Equipment, Net	12 Months Ended
Jan. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
PROPERTY AND EQUIPMENT, NET
Property and equipment, net as of January 31, 2012 and 2011 consist of:

	January 31,
	2012	2011
	(In thousands)
Land	$3,741	$3,861
Fixtures and equipment	49,907	46,572
Software	27,702	24,055
Buildings	2,204	2,204
Leasehold improvements	13,159	11,713
	92,972	84,544
Less accumulated depreciation and amortization	(66,860)	(63,409)
	$26,112	$21,135
Total	$29,853	$24,996

Depreciation and amortization expense of property and equipment was $11.1 million, $11.6 million and $12.5 million for the fiscal years ended January 31, 2012, 2011 and 2010, respectively. The Company also wrote off and disposed of property and equipment, net of $0.1 million, $0.3 million and $0.6 million during the fiscal years ended January 31, 2012, 2011 and 2010, respectively.